SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Earnings per share attributable to owners of the Company
Profit/(loss) for the year attributable to owners of the Company	$ 213,193	$ 1,032,798	$ (87,180)
Weighted average number of ordinary shares - basic	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares - diluted	20,000,000	20,000,000	20,000,000
Earning per share - basic	$ 0.01	$ 0.05	$ (0.00)
Earning per share - diluted	$ 0.01	$ 0.05	$ (0.00)